Parent Company Only Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 1,824	$ 958	$ 5,205	$ 3,408	$ 1,479
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Net cash provided by operating activities	8,430	2,959	2,233	6,141	1,633
Cash flows from investing activities:
Net cash used in investing activities	(20,629)	(11,614)	(116,700)	(119,771)	(95,705)
Cash flows from financing activities:
Sale of common stock in initial public offering, net of offering cost of $4,574			35,791
Proceeds from issuance of common stock, net		5,438	5,438	1,210	1,398
Purchase of common stock held in treasury				(70)
Proceeds from payments on ESOP Loan			118
Dividends paid on preferred stock	(20)	(20)	(80)	(60)	(100)
Issuance of subordinated notes				5,000
Net cash provided by financing activities	4,492	4,164	131,072	137,116	84,442
Net increase (decrease) in cash and cash equivalents	(7,707)	(4,491)	16,605	23,486	(9,630)
Cash and cash equivalents at beginning of year	93,251	76,646	76,646	53,160	62,790
Cash and cash equivalents at end of period	85,544	72,155	93,251	76,646	53,160
Veritex Holdings, Inc.
Cash flows from operating activities:
Net income			5,205	3,408
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Amortization of debt costs			2
Equity in undistributed net income of Bank			(5,717)	(3,605)
Decrease in other assets			68	389
(Decrease) Increase in other liabilities			(444)	580
Net cash provided by operating activities			(886)	772
Cash flows from investing activities:
Capital investment in subsidiaries			(15,000)	(6,000)
Net cash used in investing activities			(15,000)	(6,000)
Cash flows from financing activities:
Sale of common stock in initial public offering, net of offering cost of $4,574			35,791
Proceeds from issuance of common stock, net			5,438	1,210
Purchase of common stock held in treasury				(70)
Proceeds from payments on ESOP Loan			118
Dividends paid on preferred stock			(80)	(60)
Issuance of subordinated notes				5,000
Net cash provided by financing activities			41,267	6,080
Net increase (decrease) in cash and cash equivalents			25,381	852
Cash and cash equivalents at beginning of year		2,018	2,018	1,166
Cash and cash equivalents at end of period			$ 27,399	$ 2,018